Deferred Taxation - Deferred Tax Balances Before Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 19,699	¥ 12,161
Deferred tax liabilities	21,016	26,638
Net deferred tax (liabilities)/ assets	(1,317)	(14,477)	¥ (5,016)	¥ 2,848
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	35,209	27,163
Deferred tax liabilities	36,526	41,640
Net deferred tax (liabilities)/ assets	(1,317)	(14,477)
Cost [member] | Receivables and inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	14,479	9,124
Cost [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,560	1,892
Cost [member] | Impairment, Depreciation and Depletion of Long-term Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	10,498	8,250
Cost [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,672	7,897
Deferred tax liabilities	27,090	25,617
Cost [member] | Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ 9,436	¥ 16,023